OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

September 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Oppenheimer Global Multi-Asset Growth Fund (333-203796; 811-23052) Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Global Multi-Asset Growth Fund (the "Registrant"). This filing contains exhibits of interactive data related to certain risk/return summary information that was filed pursuant to Rule 497 on September 1, 2015 (SEC Accession No.0000728889-15-001226), in connection with the Registrant’s Pre-Effective Amendment #1 that went effective on August 19, 2015.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards Vice President & Senior Counsel OFI Global Asset Management, Inc. 225 Liberty Street, 11th Floor New York, New York 10281-1008 212-323-0310 tedwards@ofiglobal.com

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document